PETROSTEAM LICENSE (Details Narrative) - Petrosteam	Mar. 20, 2019 USD ($) shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued for patent license, shares | shares	2,991,400
Contractual obligation | $	$ 12,500,000